SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2023
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS
NOTE 13 - SHORT-TERM BANK LOANS
On June 30, 2022, the Company’s short-term bank borrowings consisted of revolving bank loans of $66 from a bank, which were subject to an annual interest rate of 1.2%.
For the year ended June 30, 2023, the Company had no outstanding short-term bank borrowings.
For the years ended June 30, 2021, 2022, and 2023, interest expenses on short-term bank loans amounted to $nil, $nil and $nil, respectively.
As of June 30, 2022, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $441,335, of which $111,147 was utilized and $330,188 was available for use. These lines of credit were secured by the pledge of restricted cash and buildings with carrying values of $36,102 and $2,687, respectively.
As of June 30, 2023, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $709,735, of which $119,462 was utilized and $590,273 was available for use. These lines of credit were secured by the pledge of restricted cash
,
buildings
and prepaid land lease
with carrying values of $35,937
,
$68,341
and $3,166, respectively.